SEGALL BRYANT & HAMILL TRUST

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 12, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Segall Bryant & Hamill Trust (the “Registrant”)

File Nos. 002-75677, 811-03373

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

The Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP, Counsel for the Trust, at (303) 892-7381.

Sincerely,
/s/ Derek W. Smith
Derek W. Smith
Secretary
Segall Bryant & Hamill Trust

Enclosure

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP